Inventory (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Wireless devices and accessories	$ 189	$ 189
Merchandise and other	293	250
Total inventory	482	439
Inventory recognized in cost of revenues	$ 3,080	$ 2,927